Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Multi-Manager International Equity Strategies Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, communication services and materials sectors boosted the Fund’s results most during the annual period.
Allocations
| Overweight to the information technology sector and underweights to the consumer staples and consumer discretionary sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Rolls-Royce, an aerospace engine manufacturer; Taiwan Semiconductor Manufacturing Company, a manufacturer of integrated circuits and wafers; SAP, a provider of enterprise application software; Argentina-based MercadoLibre, an online ecommerce platform; and Barclays, a bank holding company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, health care and consumer discretionary sectors detracted from the Fund’s results during the annual period.
Allocations
| Holding cash, an overweight to the energy sector and underweight to the health care sector detracted from performance during the period.
Individual holdings
| Fund positions in France-based Kering, a designer and marketer of retail luxury apparel and accessories; Prudential, an insurance and financial services holding company; Netherlands-based Akzo Nobel, a manufacturer and supplier of coating and paint products; and Edenred, a digital payment solutions provider based in France, were top detractors during the period. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a)	18.68	10.11	6.41
MSCI EAFE Index (Net)	19.40	8.61	5.60
(a)
The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.

Performance Inception Date	May 17, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 13, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,816,280,118
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 18,786,071
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,816,280,118
Total number of portfolio holdings	568
Management services fees (represents 0.78% of Fund average net assets)	$ 18,786,071
Portfolio turnover for the reporting period	67%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	2.0%
Roche Holding AG, Genusschein Shares	2.0%
Rolls-Royce Holdings PLC	1.6%
Samsung Electronics Co., Ltd.	1.4%
Barclays Bank PLC	1.4%
Alstom SA	1.3%
Novo Nordisk A/S, Class B	1.3%
FANUC Corp.	1.2%
BP PLC	1.2%
ASML Holding NV	1.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	2.0%
Roche Holding AG, Genusschein Shares	2.0%
Rolls-Royce Holdings PLC	1.6%
Samsung Electronics Co., Ltd.	1.4%
Barclays Bank PLC	1.4%
Alstom SA	1.3%
Novo Nordisk A/S, Class B	1.3%
FANUC Corp.	1.2%
BP PLC	1.2%
ASML Holding NV	1.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective
August 13, 2024
, Walter Scott & Partners Limited was added as a subadviser of a portion of the Fund’s portfolio.

Material Fund Change Adviser [Text Block]	Effective August 13, 2024 , Walter Scott & Partners Limited was added as a subadviser of a portion of the Fund’s portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature